MOTLEY FOOL GLOBAL OPPORTUNITIES ETF
PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 2023 (Unaudited)

	NUMBER OF SHARES	VALUE
COMMON STOCKS — 96.2%
Aerospace & Defense — 4.3%
Axon Enterprise, Inc. (United States) (a)	79,626	$18,303,629

Banks — 1.6%
HDFC Bank., Ltd., ADR (India)	112,124	6,731,925

Broadline Retail — 8.0%
Amazon.com, Inc. (United States) (a)	159,966	23,369,433
MercadoLibre, Inc. (Argentina) (a)(b)	6,489	10,515,165
		33,884,598
Capital Markets — 7.0%
Brookfield Asset Management Ltd., Class A (Canada)	57,237	2,005,012
Brookfield Corp. (Canada)	228,886	8,072,809
Georgia Capital PLC (Georgia) (a)	1,020,762	12,886,619
MSCI, Inc. (United States)	12,700	6,614,795
		29,579,235
Chemicals — 2.2%
Symrise AG (Germany)	81,936	9,204,087

Commercial Services & Supplies — 3.8%
Waste Connections, Inc. (Canada)	119,304	16,164,499

Consumer Staples Distribution & Retail — 2.5%
Costco Wholesale Corp. (United States)	17,771	10,533,582

Diversified Telecommunication Services — 5.0%
Cellnex Telecom SA (Spain) (c)	553,932	21,127,438

Entertainment — 2.5%
Universal Music Group NV (Netherlands)	407,940	10,763,542

Financial Services — 5.5%
Mastercard, Inc., Class A (United States)	46,426	19,212,471
PayPal Holdings, Inc. (United States) (a)	67,660	3,897,893
		23,110,364
Ground Transportation — 3.5%
Canadian National Railway Co. (Canada)	127,610	14,796,380

Health Care Equipment & Supplies — 2.5%
Medtronic PLC (Ireland)	50,546	4,006,781
Shockwave Medical, Inc. (United States) (a)	37,020	6,461,841
		10,468,622
Health Care Providers & Services — 0.0%
NMC Health PLC (United Arab Emirates) (a),(d)	485,482	0

Hotels, Restaurants & Leisure — 4.4%
Starbucks Corp. (United States)	107,304	10,655,287
Yum China Holdings, Inc. (China)	180,363	7,788,074
		18,443,361
Insurance — 2.6%
Aon PLC, Class A (United Kingdom)	33,196	10,904,554

Interactive Media & Services — 3.5%
Alphabet, Inc., Class C (United States) (a)	109,712	14,692,631

Life Sciences Tools & Services — 6.7%
ICON PLC (Ireland) (a)	81,416	21,733,187
Waters Corp. (United States) (a)(b)	23,696	6,649,335
		28,382,522
Machinery — 0.4%
Fanuc Corp. (Japan)	61,600	1,709,311

Media — 2.0%
Comcast Corp., Class A (United States)	180,762	7,572,120
System1 Group PLC (United Kingdom) (a)	496,002	1,095,812
		8,667,932
Professional Services — 1.2%
Paycom Software, Inc. (United States)	28,536	5,183,850

Semiconductors & Semiconductor Equipment — 3.2%
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	141,438	13,763,332

Software — 4.9%
Atlassian Corp., Class A (Australia) (a)	43,683	8,341,269
Everbridge, Inc. (United States) (a)	56,811	1,156,672
Salesforce.com, Inc. (United States) (a)	44,240	11,144,056
Splunk, Inc. (United States) (a)	200	30,308
		20,672,305
Specialized REITs — 8.0%
American Tower Corp. (United States)	69,242	14,456,345
Equinix, Inc. (United States)	15,400	12,551,154
SBA Communications Corp. (United States)	27,404	6,767,692
		33,775,191
Trading Companies & Distributors — 7.0%
Fastenal Co. (United States)	140,982	8,454,690
Watsco, Inc. (United States) (b)	55,968	21,392,649
		29,847,339
Transportation Infrastructure — 3.8%
International Container Terminal Services, Inc. (Philippines)	4,140,338	16,101,729

Wireless Telecommunication Services — 0.1%
Safaricom PLC (Kenya)	4,000,000	366,721
TOTAL COMMON STOCKS (COST $245,823,417)		407,178,679

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL — 6.5%
Mount Vernon Liquid Assets Portfolio, LLC, 4.93% (e)	27,741,669	27,741,669
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL (COST $27,741,669)		27,741,669
SHORT-TERM INVESTMENT — 3.4%
Money Market Deposit Account — 3.4%
U.S. Bank Money Market Deposit Account, 5.20% (e)	14,520,146	14,520,146
TOTAL MONEY MARKET DEPOSIT ACCOUNTS (COST $14,520,146)		14,520,146
TOTAL SHORT-TERM INVESTMENT (COST $14,520,146)		14,520,146
TOTAL INVESTMENT (COST $288,085,232) — 106.1%		449,440,494
LIABILITIES IN EXCESS OF OTHER ASSETS — (6.1)%		(25,748,369)
TOTAL NET ASSETS — 100.0%		$423,692,125

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.”

MSCI Morgan Stanley Capital International
PLC Public Limited Company
REIT Real Estate Investment Trust

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan. At November 30, 2023, the market value of securities on loan was $27,311,749.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration to qualified institutional buyers.  As of November 30, 2023, total market value of Rule 144A securities is $21,127,438 or 5.0% of net assets.

(d)
Security has been valued at fair market value using significant unobservable inputs as determined in good faith by or under the direction of The RBB Fund, Inc.'s Board of Directors.  As of November 30, 2023, these securities amounted to $0 or 0.0% of net assets.

(e)	The rate shown is as of November 30, 2023.

PORTFOLIO VALUATION - The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sales price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter ("OTC") market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Foreign securities are valued based on prices from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies are valued based on the NAV of those investment companies (which may use fair value pricing as discussed in their prospectuses). Options for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, will be valued at the mean of the last bid and ask prices prior to the market close. Options not traded on a national securities exchange are valued at the last quoted bid price for long option positions and the closing ask price for short option positions. Forward currency exchange contracts are valued by interpolating between spot and forward currency rates as quoted by an independent pricing service. Futures contracts are generally valued using the settlement price determined by the relevant exchange. If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the RBB, Fund, Inc.’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

FAIR VALUE MEASUREMENTS - The inputs and valuation techniques used to measure the fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

Level 1 -	Prices are determined using quoted prices in active markets for identical securities.
Level 2 -	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 -	Prices are determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of Returns the end of the date range, in valuing the Fund’s investments carried at fair value:

MOTLEY FOOL GLOBAL OPPORTUNITIES ETF

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets
Equities
Common Stocks	$407,178,679	$407,178,679	$–	$–
Total Equity Securities	$407,178,679	$407,178,679	$–	$–
Investments Purchased with Proceeds from Securities Lending Collateral
Investments Purchased with Proceeds from Securities Lending Collateral(a)	27,741,669	–	–	–
Total Investments Purchased with Proceeds from Securities Lending Collateral	$27,741,669	$–	$–	$–

Short-Term Investments
Money Market Deposit Accounts	$14,520,146	$14,520,146	$–	$–
Total Short-Term Investments	$14,520,146	$14,520,146	$–	$–
Total Assets*	$449,440,494	$421,698,825	$–	$–

* Please refer to Portfolio of Investments for further details.

(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for Level 3 transfers are disclosed if the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended November 30, 2023, the Fund had no Level 3 transfers.

For more information with regard to significant accounting policies, see the most recent annual report or prospectus filed with the Securities and Exchange Commission.